LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Prior accident years	$ 69	$ 162	$ (80)
IBNR plus expected development on reported claims	$ 6	$ 7